Commitments and Contingencies - Additional Information - Vessels Under Construction (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Carrying amount of long-term debt		$ 3,363,127	$ 3,449,611
Net (loss) income		$ (57,747)	(529,072)	$ 86,664
Equity method investment, ownership interest		100.00%
Payments made towards commitments for construction of certain carriers and tankers		$ 86,942	444,493
Proceeds from financing related to sale-leaseback of vessels		$ 611,388	$ 809,935	$ 355,306
Newbuildings | Liquefied Natural Gas
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel		1
Equity method investment, ownership interest		100.00%
Expected cost of project		$ 207,400
Payments made towards commitments for construction of certain carriers and tankers		86,900
Estimated remaining payments required to be made under newbuilding contract in 2019		$ 120,400
Subsequent Events
Long-term Purchase Commitment [Line Items]
Proceeds from financing related to sale-leaseback of vessels	$ 159,000